UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended June 30, 2004 and the Period May 21, 2003 (inception) to December 31, 2003

                     Maxim Janus Large Cap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in securities, market value  (1)                                                 $            319,457,042
      Cash                                                                                                           11,185
      Dividends receivable                                                                                          112,851
      Subscriptions receivable                                                                                      515,965
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                              320,097,043
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                     296,575
      Redemptions payable                                                                                           759,748
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                           1,056,323
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            319,040,720
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              2,614,177
      Additional paid-in capital                                                                                269,217,948
      Net unrealized appreciation on investments                                                                 50,000,340
      Undistributed net investment loss                                                                            (434,216)
      Accumulated net realized loss on investments                                                               (2,357,529)
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            319,040,720
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                  12.20
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                150,000,000
      Outstanding                                                                                                26,141,774

(1)  Cost of investments in securities:                                                            $            269,456,702

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Interest                                                                                    $                106,178
      Dividends                                                                                                    923,297
      Foreign withholding tax                                                                                       (9,908)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total income                                                                                               1,019,567
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Management fees                                                                                            1,453,783
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT LOSS                                                                                               (434,216)
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                                            (532,995)
      Change in net unrealized appreciation on investments                                                      15,771,349
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized gain on investments                                                           15,238,354
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $             14,804,138
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2004 AND PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                           2004                  2003
                                                                                     ------------------     ---------------
                                                                                     ------------------     ---------------
                                                                                         UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment loss                                                          $          (434,216)   $       (137,426)
      Net realized loss on investments                                                        (532,995)         (1,824,534)
      Change in net unrealized appreciation on investments                                  15,771,349          34,228,991
                                                                                     ------------------     ---------------
                                                                                     ------------------     ---------------

      Net increase in net assets resulting from operations                                  14,804,138          32,267,031
                                                                                     ------------------     ---------------
                                                                                     ------------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                     0             (59,451)
                                                                                     ------------------     ---------------
                                                                                     ------------------     ---------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                    101,332,714         272,660,680
      Reinvestment of distributions                                                                  0              59,451
      Redemptions of shares                                                                (58,197,486)        (43,826,357)
                                                                                     ------------------     ---------------
                                                                                     ------------------     ---------------

      Net increase in net assets resulting from share transactions                          43,135,228         228,893,774
                                                                                     ------------------     ---------------
                                                                                     ------------------     ---------------

      Total increase in net assets                                                          57,939,366         261,101,354

NET ASSETS:
      Beginning of period                                                                  261,101,354                   0
                                                                                     ------------------     ---------------
                                                                                     ------------------     ---------------

      End of period  (1)                                                           $       319,040,720    $    261,101,354
                                                                                     ==================     ===============
                                                                                     ==================     ===============

OTHER INFORMATION:

SHARES:
      Sold                                                                                   8,547,961          26,501,657
      Issued in reinvestment of distributions                                                        0               5,789
      Redeemed                                                                              (4,862,982)         (4,050,651)
                                                                                     ------------------     ---------------
                                                                                     ------------------     ---------------

      Net increase                                                                           3,684,979          22,456,795
                                                                                     ==================     ===============
                                                                                     ==================     ===============

(1) Including undistributed net investment loss                                    $          (434,216)   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                Six Months Ended       Period Ended December 31,
                                                                                  June 30, 2004             2003 +
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------
                                                                                    UNAUDITED

Net Asset Value, Beginning of Period                                         $               11.63   $            10.00

Income from Investment Operations

Net investment loss                                                                          (0.02)
Net realized and unrealized gain                                                              0.59                 1.63
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Income From Investment Operations                                                       0.57                 1.63
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Less Distributions

From net investment income ~                                                                  0.00                (0.00)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, End of Period                                               $               12.20   $            11.63
                                                                               ====================    =================
                                                                               ====================    =================


Total Return                                                                                 4.90%  o            16.34%  o

Net Assets, End of Period ($000)                                             $             319,041       $      261,101

Ratio of Expenses to Average Net Assets                                                      1.05%  *             1.05%  *

Ratio of Net Investment Loss to Average Net Assets                                          (0.31%) *            (0.11%) *

Portfolio Turnover Rate                                                                      7.97%  o            22.23%  o


 + The portfolio commenced operations on May 21, 2003.

 ~   The distribution from net investment income in 2003 was less than $0.01 per share.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *   Annualized



See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Janus Large Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 21, 2003. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.05% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $20,459,567 and $30,342,415, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $269,456,702. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $52,425,841 and gross depreciation of securities in which there was an excess of tax cost over value of $2,425,501, resulting in net appreciation of $50,000,340.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003 the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $1,488,196 expiring in the year 2011. The Portfolio also had current year deferred post-October capital losses of $336,338.

Maxim Janus Large Cap Growth Portfolio

COMMON STOCK

AIR FREIGHT --- 2.68%
    113,650 United Parcel Service Inc Class B                          8,543,071
                                                                      $8,543,071

AUTO PARTS & EQUIPMENT --- 1.41%
    101,810 Advance Auto Parts Inc*                                    4,497,966
                                                                      $4,497,966

BANKS --- 7.18%
    145,870 Bank of America Corp                                      12,343,519
     42,900 Fifth Third Bancorp                                        2,307,162
    144,670 Wells Fargo & Co                                           8,279,464
                                                                     $22,930,145

BIOTECHNOLOGY --- 8.73%
    403,680 Genentech Inc*                                            22,686,816
     72,085 Invitrogen Corp*                                           5,189,399
                                                                     $27,876,215

BROADCAST/MEDIA --- 0.15%
     15,475 EchoStar Communications Corp Class A*                        475,856
                                                                        $475,856

COMPUTER HARDWARE & SYSTEMS --- 3.84%
    351,640 Apple Computer Inc*                                       11,442,366
     38,055 Sandisk Corp*                                                825,413
                                                                     $12,267,779

COMPUTER SOFTWARE & SERVICES --- 13.12%
    240,505 Cisco Systems Inc*                                         5,699,969
    236,700 Electronic Arts Inc*                                      12,911,985
     96,470 Symantec Corp*                                             4,223,457
     83,140 Synopsys Inc*                                              2,363,670
    160,830 Yahoo! Inc*                                                5,842,954
    118,260 eBay Inc*                                                 10,874,007
                                                                     $41,916,042

CONGLOMERATES --- 1.97%
     69,995 3M Co                                                      6,300,250
                                                                      $6,300,250

ELECTRONICS - SEMICONDUCTOR --- 7.75%
    420,590 Applied Materials Inc*                                     8,251,976
    139,540 KLA-Tencor Corp*                                           6,890,485
    149,330 NVIDIA Corp*                                               3,061,265
    271,165 Texas Instruments Inc                                      6,556,770
                                                                     $24,760,496

HEALTH CARE RELATED --- 9.76%
    137,950 Aetna Inc                                                 11,725,750
     33,015 Anthem Inc*                                                2,956,823
    243,245 United Health Group Inc                                   15,141,996
     12,090 Wellpoint Health Networks Inc*                             1,354,201
                                                                     $31,178,770

HOUSEHOLD GOODS --- 3.79%
    103,255 Energizer Holdings Inc*                                    4,646,475
    137,070 Procter & Gamble Co                                        7,462,091
                                                                     $12,108,566

INSURANCE RELATED --- 2.67%
    121,920 Allstate Corp                                              5,675,376
        971 Berkshire Hathaway Inc Class B*                            2,869,305
                                                                      $8,544,681

OIL & GAS --- 2.24%
     61,755 Murphy Oil Corp                                            4,551,344
    102,285 Suncor Energy Inc                                          2,619,519
                                                                      $7,170,863

PERSONAL LOANS --- 2.06%
    162,600 SLM Corp                                                   6,577,170
                                                                      $6,577,170

PHARMACEUTICALS --- 1.48%
     83,675 Forest Laboratories Inc*                                   4,738,515
                                                                      $4,738,515

RESTAURANTS --- 0.31%
     24,165 Outback Steakhouse Inc                                       999,464
                                                                        $999,464

RETAIL --- 2.87%
    111,745 Amazon.com Inc*                                            6,078,928
     72,815 Kohl's Corp*                                               3,078,618
                                                                      $9,157,546

SHOES --- 2.15%
     90,720 NIKE Inc Class B                                           6,872,040
                                                                      $6,872,040

TELEPHONE & TELECOMMUNICATIONS --- 4.93%
    391,725 Nextel Communications Inc*                                10,443,389
    240,090 Vodafone Group PLC sponsored ADR                           5,305,989
                                                                     $15,749,378

WHOLE LOAN --- 2.72%
     92,335 GSR Mortgage Loan Trust                                    8,694,264
                                                                      $8,694,264

TOTAL COMMON STOCK --- 81.81%                                       $261,359,077
(Cost $211,358,737)

SHORT-TERM INVESTMENTS

  3,000,000 Fannie Mae                                                 2,999,563
                  1.065%, July 6, 2004
 15,466,000 Fannie Mae                                                15,466,000
                  1.217%, July 1, 2004
  7,500,000 Fannie Mae                                                 7,498,150
         1.126%, July 9, 2004
  3,500,000 Fannie Mae                                                 3,499,347
                  1.136%, July 7, 2004
    750,000 Fannie Mae                                                   749,979
                  1.146%, July 2, 2004
 11,000,000 Federal Farm Credit                                       10,998,381
                  1.075%, July 6, 2004
  1,000,000 Federal Home Loan Bank                                     1,000,000
                  1.267%, July 1, 2004
    750,000 Federal Home Loan Bank                                       749,976
                  1.146%, July 2, 2004
  4,500,000 Federal Home Loan Bank                                     4,500,000
                  1.014%, July 1, 2004
  3,100,000 Federal Home Loan Bank                                     3,099,916
                  .984%, July 2, 2004
  3,500,000 Freddie Mac                                                3,499,238
                  1.136%, July 8, 2004
  2,500,000 Freddie Mac                                                2,499,639
                  1.055%, July 6, 2004
  1,538,000 Freddie Mac                                                1,537,776
                  1.065%, July 6 ,2004

TOTAL SHORT-TERM INVESTMENTS --- 18.19%                              $58,097,965
(Cost $58,097,965)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%               $319,457,042
(Cost $269,456,702)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004